Information on net borrowings	12 Months Ended
Dec. 31, 2019
Information on net borrowings
Information on net borrowings

19 Information on net borrowings

In assessing its capital structure, Eni uses net borrowings, which is a non-GAAP financial measure. Eni calculates net borrowings as total finance debt (short-term and long-term debt) derived from its Consolidated Financial Statements prepared in accordance with IFRS less: cash and cash equivalents, held-for-trading securities and certain highly-liquid investments not related to operations including, among others, non-operating financing receivables. Held-for-trading securities are part of a strategic reserve of liquidity that management has established by reinvesting proceeds from the Group disposal plans and is intended to provide a certain degree of financial flexibility in case of a prolonged price downturn, tight financial markets or in view of other Company’s purposes. Non-operating financing receivables consist mainly of deposits with banks and other financing institutions and deposits in escrow. These assets are generally intended to absorb temporary surpluses of cash as part of the Company’s ordinary management of financing activities.

Management believes that net borrowings is a useful measure of Eni’s financial condition as it provides insight about the soundness of Eni’s capital structure and the ways by which Eni’s operating assets are financed.

	December 31, 2019			December 31, 2018
(€ million)	Current	Non-current	Total	Current	Non-current	Total
A. Cash and cash equivalents	5,994		5,994	10,836		10,836
B. Held-for-trading financial assets	6,760		6,760	6,552		6,552
C Liquidity (A+B)	12,754		12,754	17,388		17,388
D. Financing receivables	287		287	188		188
E. Short-term debt towards banks	187		187	383		383
F. Long-term debt towards banks	504	2,341	2,845	768	2,710	3,478
G. Bonds	2,642	16,530	19,172	2,781	17,313	20,094
H. Short-term debt towards related parties	46		46	661		661
I. Other short-term liabilities	2,219		2,219	1,138		1,138
J. Other long-term liabilities	10	39	49	52	59	111
K. Total borrowings before lease liabilities (E+F+G+H+I+J)	5,608	18,910	24,518	5,783	20,082	25,865
L. Net borrowings before lease liabilities (K-C-D)	(7,433)	18,910	11,477	(11,793)	20,082	8,289
M. Lease liabilities	884	4,751	5,635
N. Lease liabilities towards related parties	5	8	13
O. Total borrowings including lease liabilities (K+M+N)	6,497	23,669	30,166	5,783	20,082	25,865
P. Net borrowings including lease liabilities (O-C-D)	(6,544)	23,669	17,125	(11,793)	20,082	8,289

Cash and cash equivalent are disclosed in note 5 – Cash and cash equivalent.

Financial assets held for trading are disclosed in note 6 – Financial assets held for trading.

Financing receivables are disclosed in note 16 – Other financial assets.

Finance debts are disclosed in note 18 – Finance debts.

Liabilities for leased assets related for €1,976 million to the share of joint operators in upstream projects operated by Eni which will be recovered through a partner cash-call billing process. More information is reported in note 12 – Right-of-use assets and lease liabilities.